CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit losses	$ 123,024	$ 122,320	$ 103,298	$ 106,673	$ 118,730	$ 132,271
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses of $80,438, $73,891 and $39,309, respectively	11,254,108	10,732,276		9,386,549
Equipment on operating leases, net	797,842	754,371		647,617
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Short-term debt (including current maturities of long-term debt)	4,335,732	4,230,237		4,796,035
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	80,438	73,891		39,309
Restricted cash	624,160	727,086		738,478
Receivables, less allowance for credit losses of $80,438, $73,891 and $39,309, respectively	8,712,523	8,287,642		7,823,615
Equipment on operating leases, net	129,327	125,003		94,018
TOTAL	9,466,010	9,139,731		8,656,111
Short-term debt (including current maturities of long-term debt)	4,207,577	4,081,062		4,583,407
Long-term debt	4,874,248	4,729,901		3,634,629
Total liabilities	$ 9,081,825	$ 8,810,963		$ 8,218,036